UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2023

Date of reporting period: January 31, 2023

Item 1. Reports to Stockholders.

Burney U.S. Factor Rotation ETF

Semi-Annual Report

January 31, 2023

BURNEY U.S. FACTOR ROTATION ETF

BURNEY U.S. FACTOR ROTATION ETF

Tabular Presentation of Schedule of Investments

As of January 31, 2023 (Unaudited)

Sector[1]	% Net Assets
Information Technology	19.3%
Financials	17.4%
Consumer Discretionary	14.2%
Health Care	11.2%
Industrials	11.0%
Real Estate	7.8%
Consumer Staples	6.7%
Utilities	5.5%
Materials	2.6%
Energy	2.2%
Communication Services	1.6%
Other²	0.5%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Burney U.S. Factor Rotation ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 91.7%
Aerospace & Defense - 4.6%
21,452	General Dynamics Corp.	$4,999,603
6,256	Huntington Ingalls Industries, Inc.	1,379,698
8,792	Moog, Inc. - Class A	838,053
		7,217,354
Agricultural Products - 1.8%
34,991	Archer-Daniels-Midland Co.	2,899,004

Apparel, Accessories & Luxury Goods - 1.6%
17,375	Kontoor Brands, Inc.	829,830
14,008	Oxford Industries, Inc.	1,642,018
		2,471,848
Application Software - 7.0%
4,833	Adobe, Inc. (a)	1,789,853
10,868	Autodesk, Inc. (a)	2,338,359
19,069	Cadence Design Systems, Inc. (a)	3,486,385
16,360	DocuSign, Inc. (a)	992,070
5,136	Paycom Software, Inc. (a)	1,663,756
3,948	Paylocity Holding Corp. (a)	822,329
		11,092,752
Asset Management & Custody Banks - 1.2%
35,774	Bank of New York Mellon Corp.	1,809,091

Automobile Manufacturers - 0.5%
4,161	Tesla, Inc. (a)	720,768

Automotive Retail - 3.0%
4,250	Group 1 Automotive, Inc.	908,862
4,801	O’Reilly Automotive, Inc. (a)	3,804,072
		4,712,934
Biotechnology - 0.9%
13,233	Neurocrine Biosciences, Inc. (a)	1,467,937

Broadcasting - 0.9%
6,852	Nexstar Media Group, Inc.	1,403,084

Building Products - 1.1%
12,351	Builders FirstSource, Inc. (a)	984,375
3,124	Carlisle Cos., Inc.	783,687
		1,768,062
Cable & Satellite - 0.7%
2,868	Charter Communications, Inc. - Class A (a)	1,102,201

Casinos & Gaming - 1.0%
25,463	Boyd Gaming Corp.	1,586,600

The accompanying notes are an integral part of these financial statements.

Burney U.S. Factor Rotation ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Commodity Chemicals - 0.5%
8,756	LyondellBasell Industries N.V. - Class A ADR (b)	$846,618

Communications Equipment - 2.3%
22,672	Arista Networks, Inc. (a)	2,857,125
5,225	F5, Inc. (a)	771,523
		3,628,648
Computer & Electronics Retail - 1.2%
21,028	Best Buy Co., Inc.	1,865,604

Construction Machinery & Heavy Trucks - 2.8%
19,765	Allison Transmission Holdings, Inc.	891,006
13,757	Caterpillar, Inc.	3,470,754
		4,361,760
Consumer Finance - 2.9%
30,847	Ally Financial, Inc.	1,002,219
10,196	Discover Financial Services	1,190,179
28,393	Encore Capital Group, Inc. (a)	1,582,058
22,740	Synchrony Financial	835,240
		4,609,696
Data Processing & Outsourced Services - 1.0%
115,811	Western Union Co.	1,641,042

Diversified Banks - 4.9%
47,305	JPMorgan Chase & Co.	6,620,808
21,153	U.S. Bancorp	1,053,419
		7,674,227
Electric Utilities - 5.5%
13,419	Edison International	924,569
12,838	Entergy Corp.	1,390,099
134,929	Exelon Corp.	5,692,655
14,905	Portland General Electric Co.	709,180
		8,716,503
Health Care Distributors - 2.2%
5,253	AmerisourceBergen Corp.	887,547
6,624	McKesson Corp.	2,508,376
		3,395,923
Health Care Services - 3.0%
7,017	AMN Healthcare Services, Inc. (a)	672,509
9,410	Cigna Corp.	2,979,865
41,168	Cross Country Healthcare, Inc. (a)	1,142,412
		4,794,786
Health Care Supplies - 0.5%
12,537	Lantheus Holdings, Inc. (a)	720,877

Home Improvement Retail - 0.7%
4,952	Lowe’s Cos., Inc.	1,031,254

The accompanying notes are an integral part of these financial statements.

Burney U.S. Factor Rotation ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Homebuilding - 2.2%
8,059	Lennar Corp. - Class A	$825,242
9,586	Meritage Homes Corp. (a)	1,032,316
318	NVR, Inc. (a)	1,675,860
		3,533,418
Hotels, Resorts & Cruise Lines - 3.0%
26,709	Marriott International, Inc. - Class A	4,652,174

Industrial Machinery - 0.5%
5,422	Middleby Corp. (a)	842,850

Internet Services & Infrastructure - 1.4%
9,787	VeriSign, Inc. (a)	2,134,055

Life & Health Insurance - 2.3%
50,096	Manulife Financial Corp. ADR (b)	991,901
8,541	Principal Financial Group, Inc.	790,470
17,437	Sun Life Financial, Inc. ADR (b)	875,861
22,221	Unum Group	933,949
		3,592,181
Life Sciences Tools & Services - 0.7%
4,863	Medpace Holdings, Inc. (a)	1,075,063

Managed Health Care - 1.6%
8,998	Centene Corp. (a)	686,008
6,142	Molina Healthcare, Inc. (a)	1,915,260
		2,601,268
Metal & Glass Containers - 1.1%
29,107	Berry Global Group, Inc.	1,796,775

Multi-line Insurance - 0.5%
6,071	Assurant, Inc.	804,954

Multi-Sector Holdings - 2.0%
10,352	Berkshire Hathaway, Inc. - Class B (a)	3,224,855

Oil & Gas Refining & Marketing - 2.2%
27,379	Marathon Petroleum Corp.	3,518,749

Packaged Foods & Meats - 4.9%
29,671	Pilgrim’s Pride Corp. (a)	720,412
32,394	Post Holdings, Inc. (a)	3,075,810
59,765	Tyson Foods, Inc. - Class A	3,929,549
		7,725,771
Paper Packaging - 0.5%
14,811	Sealed Air Corp.	811,050

The accompanying notes are an integral part of these financial statements.

Burney U.S. Factor Rotation ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Pharmaceuticals - 2.3%
32,030	Corcept Therapeutics, Inc. (a)	$732,206
13,297	Prestige Consumer Healthcare, Inc. (a)	874,411
49,796	Supernus Pharmaceuticals, Inc. (a)	2,042,134
		3,648,751
Property & Casualty Insurance - 1.1%
14,633	First American Financial Corp.	905,344
31,615	Old Republic International Corp.	834,320
		1,739,664
Regional Banks - 2.5%
10,690	Popular, Inc. ADR (b)	733,762
133,926	Regions Financial Corp.	3,152,618
		3,886,380
Semiconductor Equipment - 1.1%
2,286	KLA Corp.	897,209
1,776	Lam Research Corp.	888,178
		1,785,387
Semiconductors - 4.8%
34,315	Analog Devices, Inc.	5,883,993
10,467	Cirrus Logic, Inc. (a)	946,112
10,346	Microchip Technology, Inc.	803,057
		7,633,162
Specialized Consumer Services - 0.4%
17,631	H&R Block, Inc.	687,256

Specialty Chemicals - 0.5%
9,043	Eastman Chemical Co.	797,321

Specialty Stores - 0.6%
19,078	Bath & Body Works, Inc.	877,779

Systems Software - 1.7%
20,359	Fortinet, Inc. (a)	1,065,590
6,139	Palo Alto Networks, Inc. (a)	973,891
6,203	Qualys, Inc. (a)	715,578
		2,755,059
Trading Companies & Distributors - 2.0%
7,023	United Rentals, Inc. (a)	3,096,792
	TOTAL COMMON STOCKS (Cost $130,005,689)	144,759,287

REAL ESTATE INVESTMENT TRUSTS - 7.8%
Diversified REITs - 1.1%
67,438	Essential Properties Realty Trust, Inc.	1,718,320

Health Care REITs - 0.5%
63,885	Medical Properties Trust, Inc.	827,311

The accompanying notes are an integral part of these financial statements.

Burney U.S. Factor Rotation ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

Shares		Value
Residential REITs - 1.1%
52,970	Invitation Homes, Inc.	$1,721,525

Specialized REITs - 5.1%
22,399	National Storage Affiliates Trust	913,879
24,002	SBA Communications Corp.	7,141,315
		8,055,194
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,918,321)	12,322,350

MONEY MARKET FUNDS - 0.5%
812,594	First American Government Obligations Fund - Class X, 4.14% (c)	812,594
	TOTAL MONEY MARKET FUNDS (Cost $812,594)	812,594

	TOTAL INVESTMENTS (Cost $142,736,604) - 100.0%	$157,894,231
	Other Liabilities in Excess of Assets - (0.0%) (d)	(14,908)
	TOTAL NET ASSETS - 100.0%	$157,879,323

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2023 (Unaudited)

Burney U.S. Factor Rotation ETF
Assets:
Investments in securities, at value	$157,894,231
Dividends and interest receivable	82,700
Total assets	157,976,931

Liabilities:
Accrued investment advisory fees	97,608
Total liabilities	97,608
Net Assets	$157,879,323

Net Assets Consist of:
Paid-in capital	$103,818,376
Total distributable earnings (accumulated deficit)	54,060,947
Net Assets:	$157,879,323

Calculation of Net Asset Value Per Share:
Net Assets	$157,879,323
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	5,580,000
Net Asset Value per Share	$28.29

Cost of Investments in Securities	$142,736,604

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF OPERATIONS

For the Period Ended January 31, 2023 (Unaudited)

Burney U.S. Factor Rotation ETF(1)
Investment Income:
Dividend income	$669,177
Interest income	5,999
Total investment income	675,176

Expenses:
Investment advisory fees	332,118
Net expenses	332,118

Net Investment Income	343,058

Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	38,867,959
Foreign currency	18
38,867,977
Net change in unrealized appreciation on:
Investments	15,157,627
15,157,627
Net realized and unrealized gain on investments:	54,025,604
Net Increase in Net Assets Resulting from Operations	$54,368,662

(1)	The Fund commenced operations on October 14, 2022.

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF CHANGES IN NET ASSETS

Burney U.S. Factor Rotation ETF
For the Period Ended January 31, 2023 (Unaudited)(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$343,058
Net realized gain on investments	38,867,977
Net change in unrealized appreciation on investments	15,157,627
Net increase in net assets resulting from operations	54,368,662

Distributions to Shareholders:
Net investment income	(307,715)
Total distributions to shareholders	(307,715)

Capital Share Transactions:
Proceeds from shares sold	194,356,406
Payments for shares redeemed	(90,538,030)
Net increase in net assets derived from net change in capital share transactions	103,818,376

Net Increase in Net Assets	157,879,323

Net Assets:
Beginning of period	-
End of period	$157,879,323

Changes in Shares Outstanding:
Shares outstanding, beginning of period	-
Shares sold	8,910,000
Shares repurchased	(3,330,000)
Shares outstanding, end of period	5,580,000

(1)	The Fund commenced operations on October 14, 2022.

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

FINANCIAL HIGHLIGHTS

For the Period Ended January 31, 2023 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Burney U.S. Factor Rotation ETF
October 14, 2022(6) to January 31, 2023	$25.01	0.07	3.27	3.34	(0.06)	(0.06)	$28.29	13.39%	$157,879	0.79%	0.82%	32%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS

JANUARY 31, 2023 (UNAUDITED)

NOTE 1 – ORGANIZATION

Burney U.S. Factor Rotation ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on October 14, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek capital appreciation.

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment strategy is to seek long-term capital growth. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets plus the amount of any borrowings for investment purposes in U.S. listed common stock.. The Fund will invest its assets in common stocks of large, mid, and small-capitalization companies. Security selection is determined based on a proprietary model developed by The Burney Company, the sub-adviser to the Fund (the “Sub-Adviser”).

Shares of the Fund are listed and traded on the Nasdaq Stock Market. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2023, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of January 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Burney U.S. Factor Rotation ETF
Assets*
Common Stocks	$144,759,287	$-	$-	$144,759,287
Real Estate Invesment Trusts	12,322,350	-	-	12,322,350
Money Market Funds	812,594	-	-	812,594
Total Investments in Securities	$157,894,231	$-	$-	$157,894,231

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended January 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended January 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended January 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended January 31, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made for the fiscal period ended January 31, 2023.

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using tradition valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Value Stock Investment Risk. A value stock may not increase in price if other investors fail to recognize the company’s value or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged the company’s value. For any particular stock, there can be no assurances that the market will reflect the fair value of the stock, and it may remain undervalued.

Quantitative Security Selection & Model Risk. The Sub-Adviser uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. There can be no assurance that quantitative security selection will enable the Fund to achieve its investment objective.

Factor-Based Investing Risk. There can be no assurance that the factor-based investment selection process employed by the Sub-Adviser will enhance the Fund’s performance. Exposure to the Investment Cycles identified by the Sub-Adviser may detract from the Fund’s performance in some market environments, which may continue for prolonged periods. There is also the risk that the Sub-Adviser may incorrectly predict the market trends that lead to the portfolio’s allocation in the various Investment Cycles or the predicted Investment Cycles may fail to materialize, which may cause the Fund to lose money.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

Monthly Rebalance Risk. Because the Sub-Adviser may recommend changes to the Fund’s portfolio on a monthly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the most recent reconstitution that are not predictive of the market’s performance for the subsequent monthly period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as one-month if such changes first take effect promptly following a reconstitution. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in a higher portfolio turnover rate. This will increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

The Burney Company (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on September 26, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.79% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included in this report.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had not loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the Fund did not have any securities on loan.

The Fund did not earn any interest income this fiscal period on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”).

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended January 31, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Burney U.S. Factor Rotation ETF	$126,678,601	$36,392,420

For the fiscal period ended January 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Burney U.S. Factor Rotation ETF	$16,616,943	$89,979,358

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2023 (UNAUDITED)

For the fiscal period ended January 31, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Burney U.S. Factor Rotation ETF	$4,476,812	$33,183,298

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

As of July 31, 2022, the Fund had not commenced operations. Tax information will be presented within the Fund’s first annual report as of July 31, 2023.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended January 31, 2023, was as follows:

Fiscal Period Ended January 31, 2023
Ordinary Income
Burney U.S. Factor Rotation ETF	307,715

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to January 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

BURNEY U.S. FACTOR ROTATION ETF

EXPENSE EXAMPLE

JANUARY 31, 2023 (UNAUDITED)

As a shareholder of Burney U.S. Factor Rotation ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent fiscal period and held the entire period (October 14, 2022 to January 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 14, 2022 to January 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value October 14, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period October 14, 2022 to January 31, 2023
Burney U.S. Factor Rotation ETF[1]
Actual	0.79%	$1,000.00	$1,133.90	2.54
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.22	4.02

1.	The inception date for the Burney U.S. Factor Rotation ETF was October 14, 2022. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 110/365 (to reflect the period).

BURNEY U.S. FACTOR ROTATION ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

BURNEY U.S. FACTOR ROTATION ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	33	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of The Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	33	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	33	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	33	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

BURNEY U.S. FACTOR ROTATION ETF

MANAGEMENT OF THE FUND (CONTINUED)

Officers:

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – Present), Chief Compliance Officer, Snow Compliance (2015 – 2021)
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Chief Operating Officer and Managing Member, Alpha Architect, LLC (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018)

BURNEY U.S. FACTOR ROTATION ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on June 17, 2022 to consider the approval of Advisory Agreement between the Trust, on behalf of the Burney U.S. Factor Rotation ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and The Burney Company (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that, the Adviser is responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s and Sub-Adviser’s resources. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Advisers’ personnel, the experience of the portfolio management team in managing assets and the adequacy of each of the Adviser’s and Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities of the Sub-Adviser and the adequacy of the Adviser’s resources. The Board considered that the Sub-Adviser would provide its services as a non-discretionary investment sub-adviser and that the Adviser would be each the Fund’s discretionary investment adviser and responsible for all trading and compliance for the Fund.

Performance. Performance information was not available for the Fund as it had not yet commenced operations; however, composite performance of the Sub-Adviser’s Mid Cap strategy since inception through December 31, 2021 was also considered.

Comparative Fees and Expenses. In considering the advisory fee and sub-advisory fee, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fee and expense ratio for the Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that there were no directly comparable passively managed and actively managed ETFs or mutual funds using as strategy comparable to the proposed strategy, and it was therefore difficult to compare the Fund’s management fee and estimated expenses with the fees and expenses of other passively managed and actively managed ETFs and mutual funds. With respect to the sub-advisory fee, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser.

BURNEY U.S. FACTOR ROTATION ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). The Board considered the third-party peer group analysis that included comparison of the Fund’s anticipated net expense ratio against funds that were both exchanged-traded funds and mutual funds. The Fund’s total expense ratio (for both gross and net fees) was in the highest quartile for ETFs and below the lowest quartile for mutual funds. The Fund’s management fee was in the highest quartile for ETFs and below the lowest quartile for mutual funds. The Board determined that the Fund’s proposed fee level was reasonable.

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Fund and estimated data regarding the proposed Sub-Advisory fee and the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the Sub-Adviser, as sponsor of the Fund. They considered the Sub-Adviser’s projected Fund asset totals over the first two years of operations. The Board also considered the ownership structure of the Sub-Adviser and the assets committed by the ownership group to support the Fund.

Other Benefits. The Board further considered the extent to which the Adviser or Sub-Adviser might derive ancillary benefits from Fund operations. For example, the Adviser and Sub-Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving all of the funds in the Trust.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as it its assets grow, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory and sub-advisory fees for the Fund do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve both the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved both the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under the Agreements.

BURNEY U.S. FACTOR ROTATION ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://burneyetfs.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://burneyetfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://burneyetfs.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

The Burney Company

1800 Alexander Bell Drive, Suite 510

Reston, Virginia 20191

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Burney U.S. Factor Rotation ETF

Symbol – BRNY

CUSIP – 02072L649

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	April 6, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	April 6, 2023